CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
7.	CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments made by the Company and its subsidiaries for the years ended December 31, 2018 and 2017 are measured at their fair values.

(a)	Cash and cash equivalents

	2018	2017
Cash	287,491	277,500
Cash equivalents	4,097,838	6,585,184

Total	4,385,329	6,862,684

	2018	2017
Repurchase agreements	2,742,731	6,225,547
Private securities
Bank certificates of deposit (CDBs)	301,632	348,318
Time deposits	154,514	1,307
Other	3,888	10,012

Cash equivalents	4,097,838	6,585,184

(b)	Short-term investments

	2018	2017
Private securities	213,653	114,839
Government securities	25,309	21,447

Total	238,962	136,286

Current	201,975	21,447
Non-current	36,987	114,839

The Company hold short-term investments in Brazil and abroad for the purpose of earning interest on cash, benchmarked to CDI in Brazil, LIBOR for the US dollar-denominated portion, and EURIBOR for the euro-denominated portion.

The amounts of cash equivalents and short-term investments are basically invested through exclusive investment funds, and most of the portfolio consists of Government Securities with yield pegged to the SELIC rate. The portfolio is preferably allocated to highly liquid spot market instruments for all investments.